UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):   [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        NTV Asset Management, LLC
Address:     216 Brooks Street
             Suite 300
             Charleston, WV  25301

Form 13F File Number:  028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Setterstrom
Title:       Chief Compliance Officer
Phone:       (304) 353-9095

Signature, Place, and Date of Signing:

/s/  Karen Setterstrom      Charleston, West Virginia          November 8, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

      Form 13F File Number      Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   5,325,246

Form 13F Information Table Value Total:   201,664
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number      Name


                                                         Form 13F INFORMATION TABLE

          Column 1                           Column 2       Column 3     Column 4   Column 5 Column 6    Column 7      Column 8

                                                                                                          OTHER
       NAME OF ISSUER                         TITLE OF      CUSIP         VALUE     SHRS OR  INVESTMENT  MANAGERS  VOTING AUTHORITY
                                               CLASS                     (x$1000)   SH/PUT/  DISCRETION
                                                                                    PRN AMT
                                                                                    PRN CALL                    SOLE    SHARED NONE
Agilent Technologies Inc                            Com    00846U101      333      10000       Sole                 0     10000
Apple Inc                                           Com    037833100     1518       5350       Sole              5350         0
ABB Ltd                                   Sponsored ADR    000375204      253      12000       Sole                 0     12000
Abbott Labs                                         Com    002824100      844      16160       Sole             15860       300
Automatic Data Processing                           Com    053015103      495      11800       Sole             11550       250
American Elec Pwr Inc                               Com    025537101      215       5950       Sole              5550       400
Ishares Tr                             Barclys US AGG B    464287226      363       3350       Sole               350      3000
Amgen Inc                                           Com    031162100      880      15977       Sole             14477      1500
Air Prods & Chems Inc                               Com    009158106      861      10400       Sole               400     10000
Bank of America Corporation                         Com    060505104     1043      79631       Sole             71315      8316
Baxter Intl Inc                                     Com    071813109     1340      28097       Sole              9395     18702
BB&T Corp                                           Com    054937107     8860     367947     Shared            334766     33181
Black Hills Corp                                    Com    092113109      382      12250       Sole                 0     12250
Bristol Myers Squibb Co                             Com    110122108      854      31530       Sole             24430      7100
Berkshire Hathaway Inc Del                         Cl B    084670207      418       5065       Sole              2950      2115
Citigroup Inc                                       Com    172967101      317      81248       Sole             72252      8996
City Hldg Co                                        Com    177835105      559      18246     Shared             16746      1500
Colgate Palmolive Co                                Com    194162103      773      10062       Sole              7362      2700
Cisco Sys Inc                                       Com    17275R102      901      41145       Sole             29565     11580
CSX Corp                                            Com    126408103      962      17390       Sole               390     17000
Chevron Corp New                                    Com    166764100     2202      27176       Sole             23787      3389
SPDR Series Trust                        Barcly Cnv Etf    78464A359     3892     100135       Sole             87350     12785
Dominion Res Inc Va New                             Com    25746U109      261       5980       Sole              5980         0
Powershares DB Cmdty Idx Tra               Unit Ben Int    73935S105      578      24000       Sole             18900      5100
Du Pont E I De Nemours & Co                         Com    263534109     1794      40228       Sole             27428     12800

Wisdomtree Trust                         Emerg Mkts ETF    97717W315     2715      48775       Sole             46400      2375
Diamonds Tr                                  Unit Ser 1    78467X109     1818      16855       Sole             13565      3290
Disney Walt Co                                      Com    254687106     1827      55217       Sole             19737     35480
Wisdomtree Trust                           Intl Energyg    97717W711      286      11950       Sole             10950      1000
Wisdomtree Trust                         Intl SmCap Div    97717W760      689      14545       Sole             12445      2100
Dow Chem Co                                         Com    260543103      654      23819     Shared              7819     16000
Duke Energy Corp New                                Com    26441C105      907      51215       Sole             40015     11200
Ishares Tr                               DJ Sel Div Inx    464287168     5628     120155       Sole            111555      8600
Ishares Tr                               MSCI Emerg Mkt    464287234     7175     160270       Sole            112560     47710
Ishares Tr                                MSCI Eafe Idx    464287465     4693      85468       Sole             47485     37983
Ishares Tr                                 MSCI Grw Idx    464288885      286       5045       Sole               850      4195
Templeton Emerging Mkts Fd 1                        Com    880191101      209       9575       Sole              8575      1000
Emerson Elec Co                                     Com    291011104     1417      26916       Sole             11600     15316
El Paso Corp                                        Com    28336L109      259      20984       Sole               950     20034
Enterprise Prods Partners                           Com    293792107     1183      29825       Sole             29825         0
Wisdomtree Trust                         India Erngs Fd    97717W422     1310      49700       Sole             38000     11700
Edwards Lifesciences Corp                           Com    28176E108      246       3680       Sole                 0      3680
Ishares Inc                                  MSCI Japan    464286848      668      67650       Sole             46450     21200
Ishares Inc                               MSCI Malaysia    464286830      612      44600       Sole             44000       600
Ishares Inc                              MSCI UTD Kingd    464286699      225      13800       Sole             13800         0
Ishares Inc                                 MSCI Brazil    464286400      577       7500       Sole              5500      2000
Ishares Tr                               S&P GL Industr    464288729      809      16600       Sole             14700      1900
Freeport-McMoran Copper & Go                        Com    35671D857      235       2760       Sole              2760         0
First Tr Exchange Traded Fd              DJ Internt Idx    33733E203      478      15900       Sole             10700      5200
Flaherty & Crmn/Clymr Pfd Swe                   Com Shs    338478100      316      18782       Sole             17750      1032
Federated Invs Inc PA                              Cl B    314211103      682      30000       Sole                 0     30000
Fiserv Inc                                          Com    337738108      737      13700       Sole               100     13600
Fiduciary Claymore MLP Opp F                        Com    31647Q106     1259      65057       Sole             61006      4051
Fresenius Med Care AG & Co                Sponsored ADR    358029106      685      11100       Sole             11000       100
Claymore ETF Trust 2                       Clay/BNY ETF    18383Q838     1440      63300       Sole             51100     12200
France Telecom                            Sponsored ADR    35177Q105      286      13300       Sole             13300         0
General Dynamics Corp                               Com    369550108      665      10600       Sole               100     10500
Market Vectors ETF Tr                    Gold Miner ETF    57060U100     1627      29100       Sole             28950       150
General Electric Co                                 Com    369604103     3338     205427       Sole            144301     61126
Gilead Sciences Inc                                 Com    375558103      231       6500       Sole              6500         0
General Mls Inc                                     Com    370334104      361       9892       Sole              4800      5092

SPDR Gold Trust                                Gold Shs    78463V107      211       1650       Sole              1400       250
Government Pptys Income Tr              Com Shs Ben Int    38376A103      547      20500       Sole             20500         0
Glaxosmithkline PLC                       Sponsored ADR    37733W105      450      11387       Sole              1387     10000
Claymore ETF Trust 2                       Cina Sml Cap    18383Q853      392      13000       Sole             11900      1100
Health Care REIT Inc                                Com    42217K106     1398      29550       Sole             28250      1300
HCP Inc                                             Com    40414L109      253       7050       Sole              5100      1950
Home Depot Inc                                      Com    437076102     1024      32330       Sole             19680     12650
Heniz H J Co                                        Com    423074103      614      12968       Sole             11768      1200
Honeywell Intl Inc                                  Com    438516106      227       5175       Sole              1475      3700
Ishares Tr                                High Yld Corp    464288513     1482      16533       Sole             16325       208
Ishares Comex Gold Tr                           Ishares    464285105     3436     268500       Sole            258500     10000
Ishares Tr                               NASDQ Bio Indx    464287556     3147      36491       Sole             29740      6751
International Business Machs                        Com    459200101     2304      17177       Sole             11927      5250
Ishares Tr                                  DJ US Utils    464287697      258       3389       Sole              3389         0
Ishares Tr                             DJ Intl Sel Divd    464288448      570      17940       Sole             17640       300
Ishares Tr                             Barclays 7-10 yr    464287440      519       5245       Sole              1390      3855
Ishares Tr                               S&P MidCap 400    464287507     4635      57885       Sole             43100     14785
Ishares Tr                               S&P MC 400 Grw    464287606     1226      13925       Sole             13775       150
Ishares Tr                               S&P SmlCap 600    464287804     1416      23970       Sole             11695     12275
Ishares Tr                                 S&P SmlCp Gr    464287887      337       5400       Sole              5300       100
Intel Corp                                          Com    458140100     1261      65715       Sole             39972     25743
Ishares Tr                             S&P Glb 100 Indx    464287572      618      10597       Sole              6848      3749
Ishares Tr                                S&P 500 Value    464287408      928      17111       Sole              2811     14300
Ishares Tr                                S&P 500 Index    464287200      256       2237       Sole              2237         0
Ishares Tr                                  S&P 500 Grw    464287309     2443      41149       Sole             21799     19350
Ishares Tr                                 Russell 1000    464287622      505       8000       Sole                 0      8000
Ishares Tr                              Russell 1000 Gr    464287614      766      14925       Sole              6900      8025
Ishares Tr                                 Russell 2000    464287655      578       8564       Sole              6555      2009
Ishares Tr                                 Rusl 2000 Gr    464287648      844      11300       Sole              8300      3000
Ishares Tr                               Russell Mcp Gr    464287481      493       9900       Sole              2900      7000
Ishares Tr                              Russell Mid Cap    464287499     1972      21830       Sole              9500     12330
Ishares Tr                                  S&P Gbl Inf    464287291      904      16275       Sole             15275      1000
Ishares Tr                               DJ US Industrl    464287754      380       6590       Sole              4875      1715

Johnson & Johnson                                   Com    478160104     4390      70866       Sole             43266     27600
JP Morgan & Chase & Co                              Com    46625H100      828      21755     Shared             20466      1289
Ishares Tr                               S&P Gl Utiliti    464288711     1295      28717       Sole             27817       900
Kraft Foods Inc                                    Cl A    50075N104      210       6806       Sole              4110      2696
Kimberly Clark Corp                                 Com    494368103      475       7315       Sole              5840      1475
Kinder Morgan Energy Partner             Ut Ltd Partner    494550106      887      12950       Sole             12950         0
Coca Cola Co                                        Com    191216100     2522      43101       Sole             17451     25650
Kayne Anderson Energy TTL Rt                        Com    48660P104      743      28650       Sole             27450      1200
Global X Fds                              Glb X Lithium    37950E762     1065      57300       Sole             56800       500
Ishares Tr                               IBOXX Inv CPBD    464287242     2775      24538       Sole             20868      3670
McDonalds Corp                                      Com    580135101      223       3000       Sole              3000         0
Medtronic Inc                                       Com    585055106      222       6624       Sole              1524      5100
Medco Health Solutions Inc                          Com    58405U102      257       4944       Sole               248      4696
Altria Group Inc                                    Com    02209S103      903      37595       Sole             37095       500
Market Vectors ETF Tr                       Agribus ETF    57060U605      962      21000       Sole             16700      4300
Merck & Co Inc New                                  Com    58933Y105     1042      28316       Sole             10343     17973
Microsoft Corp                                      Com    594918104     2775     113327       Sole             79412     33915
Ishares Tr                                S&P Glb Mtrls    464288695      923      14600       Sole             10900      3700
Mylan Labs Inc                                      Com    628530107      442      23573       Sole             22963       610
Nextera Energy Inc                                  Com    65339F101      352       6490       Sole              6300       190
Novartis A G                              Sponsored ADR    66987V109      857      14875       Sole             14875         0
NYSE Euronext                                       Com    629491101      425      14900       Sole              4900     10000
Ishares Tr                               S&P 100 Idx Fd    464287101      593      11525       Sole             11250       275
Oracle Corp                                         Com    68389X105      709      26425       Sole              6425     20000
Plum Creek Timber Co Inc                            Com    729251108      371      10528       Sole              6400      4128
Powershares Global ETF Trust             Sovereign Debt    73936T573     1266      45412       Sole             33700     11712
Pepsico Inc                                         Com    713448108     2467      37132       Sole             32832      4300
Powershares ETF Trust                    Hi Yld Eq Dvdn    73935X302      223      26835       Sole             25835      1000
Pfizer Inc                                          Com    717081103      777      45268       Sole             26218     19050
Ishares Tr                               US Pfd Stk Idx    464288687      622      15650       Sole             12425      3225
Procter & Gamble Co                                 Com    742718109     4878      81346       Sole             51165     30181
Powershares ETF Trust                    Water Resource    73935X575      576      34819       Sole             31100      3719
Philip Morris Intl Inc                              Com    718172109      235       4200       Sole              3930       270
Piedmont Nat Gas Inc                                Com    720186105      254       8777       Sole              8777         0
ETFS Platinum Tr                             Sh Ben Int    26922V101      433       2625       Sole              2625         0

Powershares ETF Trust                    Dyn Netwkg Prt    73935X815      248      10800       Sole             10800         0
Powershares Global ETF Trust             Insur Natl Mun    73936T474      368      15000       Sole             15000         0
Powershares QQQ Trust                        Unit Ser 1    73935A104     5079     103508       Sole             76858     26650
Pimco Strategic Gbl Gov Fd I                        Com    72200X104      373      35557       Sole             30557      5000
Royal Dutch Shell PLC                       Spons ADR A    780259206     1674      27775       Sole             24775      3000
RGC Res Inc                                         Com    74955L103      593      19650       Sole                 0     19650
Transocean Ltd                                  Reg Shs    H8817H100      252       3925       Sole              2300      1625
Rydex ETF Trust                          S&P 500 Eq Trd    78355W106     2905      68567       Sole             45267     23300
Raytheon Co                                     Com New    755111507      424       9285       Sole              1285      8000
Spectra Energy Corp                                 Com    847560109      205       9132       Sole              4882      4250
Ishares Tr                               Barclys 1-3 YR    464287457     1135      13455       Sole             10175      3280
Schlumberger Ltd                                    Com    806857108     3145      51055       Sole             28805     22250
Ishares Silver Trust                            Ishares    46428Q109     2763     129700       Sole            116800     12900
Southern Co                                         Com    842587107      943      25338       Sole             23830      1508
SPDR Tr                                      Unit Ser 1    78462F103     7042      61704       Sole             57285      4419
Sysco Corp                                          Com    871829107      740      25977       Sole             23977      2000
AT&T Inc                                            Com    00206R102     3556     124369       Sole            107639     16730
ProShares Tr                          Pshs Ultsh 20 yrs    74347R297     1248      39950       Sole             39950         0
Teva Pharmaceuticals Inds Ltd                       ADR    881624209     3106      58897       Sole             51597      7300
Thermo Fisher Scientific Inc                        Com    883556102      724      15125       Sole             15125         0
United Bankshares Inc WV                            Com    909907107     1288      51761     Shared             51761         0
United Technologies Corp                            Com    913017109      916      12865       Sole              9688      3177
Varian Med Sys Inc                                  Com    92220P105      756      12500       Sole                 0     12500
Virnetx Hldg Corp                                   Com    92823T108      286      19500       Sole             19500         0
Verizon Communications Inc                          Com    92343V104     1959      60141       Sole             49910     10231
Walgreen Co                                         Com    931422109      221       6600       Sole              6400       200
Wells Fargo & Co New                                Com    949746101      418      16646       Sole             12046      4600
Waste Mgmt Inc Del                                  Com    94106L109     1755      49128       Sole             33178     15950
Wesbanco Inc                                        Com    950810101      242      14866     Shared             11446      3420
Exxon Mobil Corp                                    Com    30231G102     5051      81749       Sole             52981     28768
Dentsply Intl Inc New                               Com    249030107      447      14000       Sole                 0     14000